Income Taxes (Details 3) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	[1]	$ 80,556	$ 93,943
Research and development expenses		16,960	26,545
Leasing liabilities		5,325	5,615
Accruals and reserves		1,030	683
Share-based compensation		17,663	12,505
R&D tax credits		3,589	2,843
Bad debt		114	244
Capital losses		57	129
Other		320	0
Gross deferred tax assets		125,614	142,507
Valuation allowance		(107,318)	(122,725)
Total deferred tax assets		18,296	19,782
Deferred tax liabilities:
Deferred contract acquisition costs		1,000	818
Leasing assets		4,931	4,946
Property and equipment		512	194
Intangibles		11,753	13,824
Other		386	0
Gross deferred tax liabilities		18,582	19,782
Deferred taxes assets (liabilities), net		$ (286)	$ 0

[1]	Refer to note 11g.